Note 31 - Non Controlling Interest (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Non Controllling Interest Line Items
Profit Loss Attributable To Non controlling Interests	€ 1,243	€ 1,218	€ 686
Percentage of acquisition of Garanti Group	9.95%
Grupo BBVA Colombia
Non Controllling Interest Line Items
Profit Loss Attributable To Non controlling Interests	€ 7	9	11
Total Non Controlling Interests	65	67	58
Dividends Paid To Non controlling Interests	3
Grupo BBVA Chile
Non Controllling Interest Line Items
Profit Loss Attributable To Non controlling Interests	51	40	42
Total Non Controlling Interests	399	377	314
Dividends Paid To Non controlling Interests	11
Grupo BBVA Continental
Non Controllling Interest Line Items
Profit Loss Attributable To Non controlling Interests	208	193	211
Total Non Controlling Interests	1,059	1,059	913
Dividends Paid To Non controlling Interests	104
Grupo BBVA Banco Provincial
Non Controllling Interest Line Items
Profit Loss Attributable To Non controlling Interests	(2)	(2)	0
Total Non Controlling Interests	78	97	100
Grupo BBVA Banco Frances
Non Controllling Interest Line Items
Profit Loss Attributable To Non controlling Interests	93	55	76
Total Non Controlling Interests	420	243	220
Dividends Paid To Non controlling Interests	8
Grupo Garanti Turkiye Bankasi
Non Controllling Interest Line Items
Profit Loss Attributable To Non controlling Interests	883	917	316
Total Non Controlling Interests	4,903	6,157	6,302
Dividends Paid To Non controlling Interests	158
Other [Member]
Non Controllling Interest Line Items
Profit Loss Attributable To Non controlling Interests	4	8	30
Total Non Controlling Interests	55	64	86
Dividends Paid To Non controlling Interests	8
Total [Member]
Non Controllling Interest Line Items
Profit Loss Attributable To Non controlling Interests	1,244	1,218	686
Total Non Controlling Interests	€ 6,979	€ 8,064	€ 7,992